SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents (Details)	Mar. 31, 2021 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents	$ 0